Tilson Focus Fund
SUMMARY TILSON FOCUS FUND
Investment Objective. The Tilson Focus Fund (“Focus Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Focus Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Tilson Focus Fund Tilson Focus Fund Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)		none
Redemption Fee (as a % of amount redeemed)	[1]	2.00%
[1]	The redemption fee is charged upon any redemption of Fund shares occurring within one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Tilson Focus Fund Tilson Focus Fund Shares
Management Fees	[1]	1.95%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.46%
Total Annual Fund Operating Expenses		3.41%
Fee Waivers and/or Expense Reimbursements	[1]	(1.01%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	2.40%
[1]	The Advisor has entered into an Expense Limitation Agreement with the Focus Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund for certain months and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, investment advisory fees paid to the Advisor, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of the Fund for the period ending March 31, 2014. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Trust's Board of Trustees.

Example. This example is intended to help you compare the cost of investing in the Focus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Focus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Focus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Tilson Focus Fund Tilson Focus Fund Shares	243	954	1,687	3,622

Portfolio Turnover. The Focus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focus Fund’s performance. During the most recent fiscal year, the Focus Fund’s portfolio turnover rate was 178 % of the average value of its portfolio.

Principal Investment Strategies. The Focus Fund invests in equity securities of companies that the Focus Fund’s investment advisor, T2 Partners Management LP (“Advisor”), believes are undervalued in the securities markets.

To select equity securities for the Focus Fund, the Advisor seeks to identify companies that it understands well and that possess one or more of the following characteristics:

  • Positive (or projected positive) revenue or profit trends;

  • Healthy balance sheet, characterized by ample cash relative to debt, efficient working capital management, high or increasing liquidity, or other metrics that the Advisor believes indicate the company’s ability to withstand unexpected shocks, reinvest in the business, and improve its business prospects and circumstances;

  • Strong free cash flow generation;

  • Powerful and sustainable competitive advantages;

  • Management team that: (i) operates the business well and has a sound strategy to build it over time; (ii) allocates capital wisely to enhance shareholder value; and (iii) has high integrity; or

  • Policies (e.g., compensation structures) that do not significantly dilute shareholders’ ownership.

The Advisor seeks to identify companies whose stocks are trading, in the opinion of the Advisor, at a substantial discount -- preferably at least 50% -- to their intrinsic value. The Focus Fund typically invests in common stocks, although it may also invest in other types of equity securities such as preferred stocks, convertible bonds, convertible preferred stocks, options, and warrants. The Focus Fund generally seeks to purchase securities with a long-term (1-5 year) investment horizon, seeking to achieve long-term capital appreciation as the marketplace realizes the value of these companies over time.

The Focus Fund generally sells securities when the Advisor believes that they are no longer undervalued or when the Advisor believes other opportunities are more attractive.

Principal Risks of Investing in the Fund. An investment in the Focus Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the Focus Fund will be successful in meeting its investment objective. Generally, the Focus Fund will be subject to the following additional risks:

  • Market Risk. The prices of and the income generated by the Focus Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

  • Management Style Risk. The performance of the Focus Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  • Sector Focus Risk. The Focus Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Focus Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

  • Non-diversified Fund Risk. Because the Focus Fund can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, it may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.

  • Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Focus Fund’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Focus Fund’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Focus Fund’s shares may be reduced.

  • Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Focus Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. Changes in interest rates may have a significant effect if the Focus Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

  • Maturity Risk. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

  • Investment-Grade Securities Risk. Securities rated BBB by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”) or Baa by Moody’s Investor Service, Inc. (“Moody’s”) or higher are considered investment-grade securities. While the Focus Fund may invest in various rated investment-grade securities including securities rated Baa by Moody’s or BBB by S&P or Fitch, they are somewhat riskier than more highly rated investment-grade debt obligations. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

  • Derivative Instruments Risk. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

  • Valuation Risks for Non-Exchange Traded Options. The purchase of non-exchange traded put and call options may result in reduced liquidity (and hence value) for the Focus Fund’s portfolio investments.

  • Real Estate Securities Risk. To the extent the Focus Fund invests in companies that invest in real estate, such as REITs, the Focus Fund may be subject to risk associated with the real estate market as a whole such as taxation, regulations, and economic and political factors that negatively impact the real estate market.

  • Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

  • Risks Related to Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates.

Performance Information. The bar chart and table shown below provide some indication of the risks of investing in the Focus Fund by showing changes in the Focus Fund’s performance from year to year and by showing how the Focus Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. The Focus Fund’s past performance (before and after taxes) is not necessarily an indication of how the Focus Fund will perform in the future. Updated information on the Focus Fund’s results can be obtained by visiting http://www.tilsonmutualfunds.com.

Focus Fund Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	32.43	Quarter ended June 30, 2009
Lowest return for a quarter	-33.63	Quarter ended December 31, 2008
Year-to-date return as of most recent quarter	-6.28	Quarter ended December 31, 2012

Average Annual Total Returns For the Period Ended December 31, 2012
Average Annual Total Returns Tilson Focus Fund	1 Year	5 Years	Since Inception	Inception Date
Tilson Focus Fund Shares	(6.28%)	(3.46%)	(0.05%)	Mar 16, 2005
Tilson Focus Fund Shares - Return After Taxes on Distributions	(6.80%)	(3.69%)	(0.49%)	Mar 16, 2005
Tilson Focus Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(3.40%)	(2.97%)	(0.15%)	Mar 16, 2005
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.54%	Mar 16, 2005
Wilshire 5000 Composite Total Return Index (Full Cap) (reflects no deduction for fees, expenses, or taxes)	16.45%	2.23%	5.16%	Mar 16, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Wilshire 5000 Composite Total Return Index (Full Cap) is a widely recognized unmanaged index which is generally considered to be representative of the performance of the entire United States stock market.

Tilson Dividend Fund
TILSON DIVIDEND FUND
Investment Objective. The Tilson Dividend Fund (“Dividend Fund”) seeks maximum total return through a combination of capital appreciation and current income.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Tilson Dividend Fund Tilson Dividend Fund Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)		none
Redemption Fee (as a % of amount redeemed)	[1]	2.00%
[1]	The redemption fee is charged upon any redemption of Fund shares occurring within one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Tilson Dividend Fund Tilson Dividend Fund Shares
Management Fees		1.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.62%
Acquired Fund Fees and Expenses	[1]	0.30%
Total Annual Fund Operating Expenses		2.42%
Fee Waivers and/or Expense Reimbursements	[2]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	2.25%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Dividend Fund's Financial Highlights, which reflect the operating expense of the Focus Fund and no not include "Acquired Fund Fees and Expenses."
[2]	T2 Partners Management LP (the " Advisor ") has entered into an Expense Limitation Agreement with the Dividend Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund for certain months and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, investment advisory fees paid to the Advisor, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of the Fund for the period ending March 31, 2014. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Trust's Board of Trustees.

Example. This example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Tilson Dividend Fund Tilson Dividend Fund Shares	228	738	1,274	2,739

Portfolio Turnover. The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Dividend Fund’s performance. During the most recent fiscal year, the Dividend Fund’s portfolio turnover rate was 91 % of the average value of its portfolio.

Principal Investment Strategies. The Dividend Fund invests in equity securities of companies that the Advisor and Centaur Capital Partners, L.P., the Dividend Fund’s investment sub-advisor, (collectively “Advisors”), believe are undervalued in the securities markets, but which also offer high dividend yields relative to the yield of the broad market averages such as the S&P 500 Total Return Index. The Dividend Fund typically invests in common stocks and other equity securities, which may include real estate investment trusts (REITs), publicly traded master limited partnerships (MLPs), royalty trusts, preferred stocks, convertible bonds, convertible preferred stocks, and warrants.

In addition to investing in equity securities that offer high dividend yields, the Advisors expect to generate income from selling covered call options on securities in the Dividend Fund. The use of covered call options in combination with the purchase of equity securities allows for the inclusion of undervalued, non-dividend paying stocks in the Dividend Fund’s portfolio while still satisfying the Dividend Fund’s goal of generating investment income. Securities so purchased will be selected based upon the attractiveness and security of the underlying stock as well as the income potential of the covered call options. The Advisors of the Dividend Fund intend to use the above strategies to structure the Dividend Fund’s investment portfolio in such a way as to achieve an income yield superior to that of the S&P 500 Total Return Index. The Fund may also invest in non-dividend paying stocks without selling covered call options if the Advisors believe the stocks can produce significant capital appreciation.

At the discretion of the Advisors, the Dividend Fund may allocate its capital to bonds and short-term instruments. The Fund may purchase bonds of any credit quality, maturity, or yield. The Fund may invest in investment-grade fixed income securities and securities that are below investment-grade, including junk bonds. Short-term/money market instruments include all types of short-term and money market instruments. The Dividend Fund primarily invests in securities of U.S. companies, but may also invest in foreign companies.

The Advisors will vary the percentage of the Dividend Fund’s assets allocated to each of the above categories based on the Advisors’ judgment of attractive investment opportunities as well as market and economic conditions.

To select equity securities for the Dividend Fund, the Advisors seek to identify companies that it understands well and that possess one or more of the following characteristics:

  • Positive (or projected positive) revenue or profit trends;

  • Healthy balance sheet, characterized by ample cash relative to debt, efficient working capital management, high or increasing liquidity, or other metrics that the Advisor believes indicate the company’s ability to withstand unexpected shocks, reinvest in the business, and improve its business prospects and circumstances;

  • Strong free cash flow generation;

  • Powerful and sustainable competitive advantages;

  • Management team that: (i) operates the business well and has a sound strategy to build it over time; (ii) allocates capital wisely to enhance shareholder value; and (iii) has high integrity; or

  • Policies (e.g., compensation structures) that do not significantly dilute shareholders’ ownership.

In addition to the above criteria the Advisors will consider high dividend yields when selecting stocks. The Advisors seeks to identify companies whose stocks are trading, in the opinion of the Advisors, at a substantial discount to the intrinsic value, however, the Advisors may select stocks with a somewhat modest discount to the Advisors’ estimate of intrinsic value if the Advisors believe that the security’s dividend yield is sufficiently high, secure, and/or likely to grow over time.

In selecting bonds for the Dividend Fund, the Advisors examine the relationships of current yield and risk of investment-grade bonds as compared to available equity securities.

Principal Risks of Investing in the Fund. An investment in the Dividend Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the Dividend Fund will be successful in meeting its investment objective. Generally, the Dividend Fund will be subject to the following additional risks:

  • Market Risk. The prices of and the income generated by the Dividend Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

  • Management Style Risk. The performance of the Dividend Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  • Sector Focus Risk. The Dividend Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Dividend Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

  • Foreign Securities Risk. Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Dividend Fund to sell its securities and could reduce the value of your shares.

  • Non-diversified Fund Risk. Because the Dividend Fund can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, it may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.

  • Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Dividend Fund’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Dividend Fund’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Dividend Fund’s shares may be reduced.

  • Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Dividend Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. Changes in interest rates may have a significant effect if the Dividend Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

  • Maturity Risk. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

  • Investment-Grade Securities Risk. Securities rated BBB by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”) or Baa by Moody’s Investor Service, Inc. (“Moody’s”) or higher are considered investment-grade securities. While the Dividend Fund may invest in various rated investment-grade securities including securities rated Baa by Moody’s or BBB by S&P or Fitch, they are somewhat riskier than more highly rated investment-grade debt obligations. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

  • Junk Bonds or Lower-rated Securities Risk. Debt securities rated below BBB by S&P or Fitch and Baa by Moody’s are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. These fixed income securities are considered “below investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Dividend Fund’s net asset value. These risks can reduce the Dividend Fund’s share prices and the income it earns.

  • Derivative Instruments Risk. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

  • Valuation Risks for Non-Exchange Traded Options. The purchase of non-exchange traded put and call options may result in reduced liquidity (and hence value) for the Dividend Fund’s portfolio investments.

  • Risks from Writing Call Options. When the Fund writes call options on its portfolio securities it limits its opportunity to profit from an investment and, consequently, the Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

  • Real Estate Securities Risk. To the extent the Dividend Fund invests in companies that invest in real estate, such as REITs, the Dividend Fund may be subject to risk associated with the real estate market as a whole such as taxation, regulations, and economic and political factors that negatively impact the real estate market.

  • MLP Risks. A MLP is a limited partnership in which the ownership units are publicly traded. MLPs generally acquire interests in natural resource, energy, or real estate assets and distribute the resulting income to investors. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund's investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

  • Royalty Trust Risks. The Fund may invest in publicly traded royalty trusts. Royalty trusts are special purpose vehicles organized as investment trusts created to make investment in operating companies or their cash flows. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust’s underlying commodity could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Further, because natural resources are depleting assets, the income-producing ability of a royalty trust will eventually be exhausted and the royalty trust will need to raise or retain funds to make new acquisitions to maintain its value. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses in addition to paying Fund expenses.

  • Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

  • Risks Related to Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates.

Performance Information. The bar chart and table shown below provide some indication of the risks of investing in the Dividend Fund by showing changes in the Dividend Fund’s performance from year to year and by showing how the Dividend Fund’s average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index. The Dividend Fund’s past performance (before and after taxes) is not necessarily an indication of how the Dividend Fund will perform in the future. Updated information on the Dividend Fund’s results can be obtained by visiting http://www.tilsonmutualfunds.com.

Dividend Fund Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	18.79%	Quarter ended September 30, 2009
Lowest return for a quarter	-13.29%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	17.94%	Quarter ended December 31, 2012

Average Annual Total Returns For the Period Ended December 31, 2012
Average Annual Total Returns Tilson Dividend Fund	1 Year	5 Years	Since Inception	Inception Date
Tilson Dividend Fund Shares	17.94%	9.71%	9.37%	Mar 16, 2005
Tilson Dividend Fund Shares - Return After Taxes on Distributions	15.30%	8.96%	8.03%	Mar 16, 2005
Tilson Dividend Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	12.07%	8.07%	7.48%	Mar 16, 2005
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.54%	Mar 16, 2005
Dow Jones U.S. Select Dividend Total Return Index (reflects no deduction for fees, expenses, or taxes)	10.84%	2.49%	3.88%	Mar 16, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Dow Jones U.S. Select Dividend Index is a widely recognized unmanaged index which is generally considered to be representative of the performance of dividend-paying stocks in the United States securities markets.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	TILSON INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001295908
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 28, 2013
Effective Date	dei_DocumentEffectiveDate	Feb 28, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Tilson Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY TILSON FOCUS FUND
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The Tilson Focus Fund (“Focus Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Focus Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Focus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focus Fund’s performance. During the most recent fiscal year, the Focus Fund’s portfolio turnover rate was 178 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	178.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. This example is intended to help you compare the cost of investing in the Focus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Focus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Focus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading

Principal Investment Strategies. The Focus Fund invests in equity securities of companies that the Focus Fund’s investment advisor, T2 Partners Management LP (“Advisor”), believes are undervalued in the securities markets.

Strategy, Narrative	rr_StrategyNarrativeTextBlock

To select equity securities for the Focus Fund, the Advisor seeks to identify companies that it understands well and that possess one or more of the following characteristics:

  • Positive (or projected positive) revenue or profit trends;

  • Healthy balance sheet, characterized by ample cash relative to debt, efficient working capital management, high or increasing liquidity, or other metrics that the Advisor believes indicate the company’s ability to withstand unexpected shocks, reinvest in the business, and improve its business prospects and circumstances;

  • Strong free cash flow generation;

  • Powerful and sustainable competitive advantages;

  • Management team that: (i) operates the business well and has a sound strategy to build it over time; (ii) allocates capital wisely to enhance shareholder value; and (iii) has high integrity; or

  • Policies (e.g., compensation structures) that do not significantly dilute shareholders’ ownership.

The Advisor seeks to identify companies whose stocks are trading, in the opinion of the Advisor, at a substantial discount -- preferably at least 50% -- to their intrinsic value. The Focus Fund typically invests in common stocks, although it may also invest in other types of equity securities such as preferred stocks, convertible bonds, convertible preferred stocks, options, and warrants. The Focus Fund generally seeks to purchase securities with a long-term (1-5 year) investment horizon, seeking to achieve long-term capital appreciation as the marketplace realizes the value of these companies over time.

The Focus Fund generally sells securities when the Advisor believes that they are no longer undervalued or when the Advisor believes other opportunities are more attractive.

Risk, Heading	rr_RiskHeading

Principal Risks of Investing in the Fund. An investment in the Focus Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the Focus Fund will be successful in meeting its investment objective. Generally, the Focus Fund will be subject to the following additional risks:

Risk, Narrative	rr_RiskNarrativeTextBlock

  • Market Risk. The prices of and the income generated by the Focus Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

  • Management Style Risk. The performance of the Focus Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  • Sector Focus Risk. The Focus Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Focus Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

  • Non-diversified Fund Risk. Because the Focus Fund can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, it may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.

  • Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Focus Fund’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Focus Fund’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Focus Fund’s shares may be reduced.

  • Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Focus Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. Changes in interest rates may have a significant effect if the Focus Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

  • Maturity Risk. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

  • Investment-Grade Securities Risk. Securities rated BBB by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”) or Baa by Moody’s Investor Service, Inc. (“Moody’s”) or higher are considered investment-grade securities. While the Focus Fund may invest in various rated investment-grade securities including securities rated Baa by Moody’s or BBB by S&P or Fitch, they are somewhat riskier than more highly rated investment-grade debt obligations. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

  • Derivative Instruments Risk. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

  • Valuation Risks for Non-Exchange Traded Options. The purchase of non-exchange traded put and call options may result in reduced liquidity (and hence value) for the Focus Fund’s portfolio investments.

  • Real Estate Securities Risk. To the extent the Focus Fund invests in companies that invest in real estate, such as REITs, the Focus Fund may be subject to risk associated with the real estate market as a whole such as taxation, regulations, and economic and political factors that negatively impact the real estate market.

  • Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

  • Risks Related to Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates.

May Lose Money	rr_RiskLoseMoney	An investment in the Focus Fund is subject to investment risks, including the possible loss of some or all of the money invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Because the Focus Fund can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, it may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance Information. The bar chart and table shown below provide some indication of the risks of investing in the Focus Fund by showing changes in the Focus Fund’s performance from year to year and by showing how the Focus Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. The Focus Fund’s past performance (before and after taxes) is not necessarily an indication of how the Focus Fund will perform in the future. Updated information on the Focus Fund’s results can be obtained by visiting http://www.tilsonmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Focus Fund by showing changes in the Focus Fund’s performance from year to year and by showing how the Focus Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.tilsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Focus Fund’s past performance (before and after taxes) is not necessarily an indication of how the Focus Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Focus Fund Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest return for a quarter	32.43	Quarter ended June 30, 2009
Lowest return for a quarter	-33.63	Quarter ended December 31, 2008
Year-to-date return as of most recent quarter	-6.28	Quarter ended December 31, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	(6.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.63%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Wilshire 5000 Composite Total Return Index (Full Cap) is a widely recognized unmanaged index which is generally considered to be representative of the performance of the entire United States stock market.

Tilson Focus Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Focus Fund | Wilshire 5000 Composite Total Return Index (Full Cap) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.45%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Focus Fund | Tilson Focus Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TILFX
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	1.95%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.40%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	243
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	954
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,687
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,622
2006	rr_AnnualReturn2006	25.68%
2007	rr_AnnualReturn2007	(8.52%)
2008	rr_AnnualReturn2008	(43.42%)
2009	rr_AnnualReturn2009	66.25%
2010	rr_AnnualReturn2010	21.15%
2011	rr_AnnualReturn2011	(21.50%)
2012	rr_AnnualReturn2012	(6.28%)
1 Year	rr_AverageAnnualReturnYear01	(6.28%)
5 Years	rr_AverageAnnualReturnYear05	(3.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Focus Fund | Tilson Focus Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.80%)
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Focus Fund | Tilson Focus Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.40%)
5 Years	rr_AverageAnnualReturnYear05	(2.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	TILSON DIVIDEND FUND
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The Tilson Dividend Fund (“Dividend Fund”) seeks maximum total return through a combination of capital appreciation and current income.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Dividend Fund’s performance. During the most recent fiscal year, the Dividend Fund’s portfolio turnover rate was 91 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” will not correlate to the ratios of expenses to the average net assets in the Dividend Fund’s Financial Highlights, which reflect the operating expense of the Focus Fund and no not include “Acquired Fund Fees and Expenses.”
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. This example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading

Principal Investment Strategies. The Dividend Fund invests in equity securities of companies that the Advisor and Centaur Capital Partners, L.P., the Dividend Fund’s investment sub-advisor, (collectively “Advisors”), believe are undervalued in the securities markets, but which also offer high dividend yields relative to the yield of the broad market averages such as the S&P 500 Total Return Index. The Dividend Fund typically invests in common stocks and other equity securities, which may include real estate investment trusts (REITs), publicly traded master limited partnerships (MLPs), royalty trusts, preferred stocks, convertible bonds, convertible preferred stocks, and warrants.

Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition to investing in equity securities that offer high dividend yields, the Advisors expect to generate income from selling covered call options on securities in the Dividend Fund. The use of covered call options in combination with the purchase of equity securities allows for the inclusion of undervalued, non-dividend paying stocks in the Dividend Fund’s portfolio while still satisfying the Dividend Fund’s goal of generating investment income. Securities so purchased will be selected based upon the attractiveness and security of the underlying stock as well as the income potential of the covered call options. The Advisors of the Dividend Fund intend to use the above strategies to structure the Dividend Fund’s investment portfolio in such a way as to achieve an income yield superior to that of the S&P 500 Total Return Index. The Fund may also invest in non-dividend paying stocks without selling covered call options if the Advisors believe the stocks can produce significant capital appreciation.

At the discretion of the Advisors, the Dividend Fund may allocate its capital to bonds and short-term instruments. The Fund may purchase bonds of any credit quality, maturity, or yield. The Fund may invest in investment-grade fixed income securities and securities that are below investment-grade, including junk bonds. Short-term/money market instruments include all types of short-term and money market instruments. The Dividend Fund primarily invests in securities of U.S. companies, but may also invest in foreign companies.

The Advisors will vary the percentage of the Dividend Fund’s assets allocated to each of the above categories based on the Advisors’ judgment of attractive investment opportunities as well as market and economic conditions.

To select equity securities for the Dividend Fund, the Advisors seek to identify companies that it understands well and that possess one or more of the following characteristics:

  • Positive (or projected positive) revenue or profit trends;

  • Healthy balance sheet, characterized by ample cash relative to debt, efficient working capital management, high or increasing liquidity, or other metrics that the Advisor believes indicate the company’s ability to withstand unexpected shocks, reinvest in the business, and improve its business prospects and circumstances;

  • Strong free cash flow generation;

  • Powerful and sustainable competitive advantages;

  • Management team that: (i) operates the business well and has a sound strategy to build it over time; (ii) allocates capital wisely to enhance shareholder value; and (iii) has high integrity; or

  • Policies (e.g., compensation structures) that do not significantly dilute shareholders’ ownership.

In addition to the above criteria the Advisors will consider high dividend yields when selecting stocks. The Advisors seeks to identify companies whose stocks are trading, in the opinion of the Advisors, at a substantial discount to the intrinsic value, however, the Advisors may select stocks with a somewhat modest discount to the Advisors’ estimate of intrinsic value if the Advisors believe that the security’s dividend yield is sufficiently high, secure, and/or likely to grow over time.

In selecting bonds for the Dividend Fund, the Advisors examine the relationships of current yield and risk of investment-grade bonds as compared to available equity securities.

Risk, Heading	rr_RiskHeading

Principal Risks of Investing in the Fund. An investment in the Dividend Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the Dividend Fund will be successful in meeting its investment objective. Generally, the Dividend Fund will be subject to the following additional risks:

Risk, Narrative	rr_RiskNarrativeTextBlock

  • Market Risk. The prices of and the income generated by the Dividend Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

  • Management Style Risk. The performance of the Dividend Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  • Sector Focus Risk. The Dividend Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Dividend Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

  • Foreign Securities Risk. Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Dividend Fund to sell its securities and could reduce the value of your shares.

  • Non-diversified Fund Risk. Because the Dividend Fund can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, it may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.

  • Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Dividend Fund’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Dividend Fund’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Dividend Fund’s shares may be reduced.

  • Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Dividend Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. Changes in interest rates may have a significant effect if the Dividend Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

  • Maturity Risk. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

  • Investment-Grade Securities Risk. Securities rated BBB by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”) or Baa by Moody’s Investor Service, Inc. (“Moody’s”) or higher are considered investment-grade securities. While the Dividend Fund may invest in various rated investment-grade securities including securities rated Baa by Moody’s or BBB by S&P or Fitch, they are somewhat riskier than more highly rated investment-grade debt obligations. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

  • Junk Bonds or Lower-rated Securities Risk. Debt securities rated below BBB by S&P or Fitch and Baa by Moody’s are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. These fixed income securities are considered “below investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Dividend Fund’s net asset value. These risks can reduce the Dividend Fund’s share prices and the income it earns.

  • Derivative Instruments Risk. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

  • Valuation Risks for Non-Exchange Traded Options. The purchase of non-exchange traded put and call options may result in reduced liquidity (and hence value) for the Dividend Fund’s portfolio investments.

  • Risks from Writing Call Options. When the Fund writes call options on its portfolio securities it limits its opportunity to profit from an investment and, consequently, the Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

  • Real Estate Securities Risk. To the extent the Dividend Fund invests in companies that invest in real estate, such as REITs, the Dividend Fund may be subject to risk associated with the real estate market as a whole such as taxation, regulations, and economic and political factors that negatively impact the real estate market.

  • MLP Risks. A MLP is a limited partnership in which the ownership units are publicly traded. MLPs generally acquire interests in natural resource, energy, or real estate assets and distribute the resulting income to investors. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund's investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

  • Royalty Trust Risks. The Fund may invest in publicly traded royalty trusts. Royalty trusts are special purpose vehicles organized as investment trusts created to make investment in operating companies or their cash flows. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust’s underlying commodity could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Further, because natural resources are depleting assets, the income-producing ability of a royalty trust will eventually be exhausted and the royalty trust will need to raise or retain funds to make new acquisitions to maintain its value. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses in addition to paying Fund expenses.

  • Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

  • Risks Related to Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates.

May Lose Money	rr_RiskLoseMoney	An investment in the Dividend Fund is subject to investment risks, including the possible loss of some or all of the money invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Because the Dividend Fund can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, it may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance Information. The bar chart and table shown below provide some indication of the risks of investing in the Dividend Fund by showing changes in the Dividend Fund’s performance from year to year and by showing how the Dividend Fund’s average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index. The Dividend Fund’s past performance (before and after taxes) is not necessarily an indication of how the Dividend Fund will perform in the future. Updated information on the Dividend Fund’s results can be obtained by visiting http://www.tilsonmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Dividend Fund by showing changes in the Dividend Fund’s performance from year to year and by showing how the Dividend Fund’s average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.tilsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Dividend Fund’s past performance (before and after taxes) is not necessarily an indication of how the Dividend Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Dividend Fund Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest return for a quarter	18.79%	Quarter ended September 30, 2009
Lowest return for a quarter	-13.29%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	17.94%	Quarter ended December 31, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	17.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.29%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Dow Jones U.S. Select Dividend Index is a widely recognized unmanaged index which is generally considered to be representative of the performance of dividend-paying stocks in the United States securities markets.

Tilson Dividend Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Dividend Fund | Dow Jones U.S. Select Dividend Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Dividend Fund | Tilson Dividend Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TILDX
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.25%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	228
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	738
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,274
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,739
2006	rr_AnnualReturn2006	15.75%
2007	rr_AnnualReturn2007	(0.63%)
2008	rr_AnnualReturn2008	(20.55%)
2009	rr_AnnualReturn2009	43.98%
2010	rr_AnnualReturn2010	20.64%
2011	rr_AnnualReturn2011	(2.33%)
2012	rr_AnnualReturn2012	17.94%
1 Year	rr_AverageAnnualReturnYear01	17.94%
5 Years	rr_AverageAnnualReturnYear05	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Dividend Fund | Tilson Dividend Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.30%
5 Years	rr_AverageAnnualReturnYear05	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005
Tilson Dividend Fund | Tilson Dividend Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	8.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2005

[1]	The redemption fee is charged upon any redemption of Fund shares occurring within one year after purchase.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Focus Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund for certain months and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, investment advisory fees paid to the Advisor, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of the Fund for the period ending March 31, 2014. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Trust's Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Dividend Fund's Financial Highlights, which reflect the operating expense of the Focus Fund and no not include "Acquired Fund Fees and Expenses."
[4]	T2 Partners Management LP (the " Advisor ") has entered into an Expense Limitation Agreement with the Dividend Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund for certain months and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, investment advisory fees paid to the Advisor, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of the Fund for the period ending March 31, 2014. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Trust's Board of Trustees.